Cash equivalents and Marketable Securities - Schedule of Cash Equivalents and Marketable Securities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	$ 384,358
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	70
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(111)
Fair Value, Cash Equivalents and Marketable Securities	384,317
Cash Equivalents [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	52,174
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	4
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(3)
Fair Value, Cash Equivalents and Marketable Securities	52,175
Cash Equivalents [Member] | Money market funds [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	6,350
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities
Fair Value, Cash Equivalents and Marketable Securities	6,350
Cash Equivalents [Member] | U.S. treasury securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	19,656
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	4
Gross Unrealized Losses, Cash Equivalents and Marketable Securities
Fair Value, Cash Equivalents and Marketable Securities	19,660
Cash Equivalents [Member] | U.S. government agency securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	3,988
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities
Fair Value, Cash Equivalents and Marketable Securities	3,988
Cash Equivalents [Member] | Commercial papers [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	22,180
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(3)
Fair Value, Cash Equivalents and Marketable Securities	22,177
Marketable Securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	314,060
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	66
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(53)
Fair Value, Cash Equivalents and Marketable Securities	314,073
Marketable Securities [Member] | U.S. treasury securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	190,748
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	55
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(11)
Fair Value, Cash Equivalents and Marketable Securities	190,792
Marketable Securities [Member] | U.S. government agency securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	12,967
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	1
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(2)
Fair Value, Cash Equivalents and Marketable Securities	12,966
Marketable Securities [Member] | Commercial papers [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	34,808
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	3
Gross Unrealized Losses, Cash Equivalents and Marketable Securities
Fair Value, Cash Equivalents and Marketable Securities	34,811
Marketable Securities [Member] | Corporate debt securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	75,537
Gross Unrealized Gains, Cash Equivalents and Marketable Securities	7
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(40)
Fair Value, Cash Equivalents and Marketable Securities	75,504
Marketable Securities,Long-Term [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	18,124
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(55)
Fair Value, Cash Equivalents and Marketable Securities	18,069
Marketable Securities,Long-Term [Member] | U.S. treasury securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	13,639
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(32)
Fair Value, Cash Equivalents and Marketable Securities	13,607
Marketable Securities,Long-Term [Member] | U.S. government agency securities [Member]
Cash equivalents
Amortized Cost, Cash Equivalents and Marketable Securities	4,485
Gross Unrealized Gains, Cash Equivalents and Marketable Securities
Gross Unrealized Losses, Cash Equivalents and Marketable Securities	(23)
Fair Value, Cash Equivalents and Marketable Securities	$ 4,462